SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Loss per share) - USD ($)	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Accounting Policies [Abstract]
Net Income (Loss) – Basic and Fully Diluted	$ (576,801)	$ 793
Weighted Average Shares Outstanding
Basic	13,282,476	13,191,789
Fully Diluted	13,282,476	13,684,233
Loss Per Share - Basic and Fully Diluted	$ (0.04)	$ 0.00